BUSINESS ACQUISITIONS - Acquisition of Shanghai Peidi and Shanghai Jingdepu (Details) $ in Thousands		6 Months Ended	12 Months Ended
	Jul. 01, 2018 USD ($) item	Dec. 31, 2018 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Purchase price allocation of acquisitions
Goodwill		$ 25,096	$ 52,687	$ 25,096
Redeemable non-controlling interests initial valued amount		1,628	8,801	1,628
Shanghai Peidi
BUSINESS ACQUISITIONS
Percentage of equity interest	80.00%
Number of kindergartens operated | item	2
Purchase price allocation of acquisitions
Redeemable non-controlling interests initial valued amount	$ 1,431
Adjustment to retained earnings			$ 143	$ 169
Shanghai Jingdepu
BUSINESS ACQUISITIONS
Percentage of equity interest	100.00%
Shanghai Peidi and Shanghai Jingdepu
BUSINESS ACQUISITIONS
Consideration transferred	$ 4,197
Purchase price allocation of acquisitions
Other current assets	1,477
Property, plant and equipment, net	32
Deferred tax assets	123
Other current liabilities	(1,144)
Deferred tax liabilities	(302)
Noncontrolling interest	(1,431)
Goodwill	4,272
Total	$ 4,197
Net revenue		1,781
Pre-tax net income		$ 257
Shanghai Peidi and Shanghai Jingdepu | Minimum
Purchase price allocation of acquisitions
Depreciation or amortization period	4 years
Shanghai Peidi and Shanghai Jingdepu | Maximum
Purchase price allocation of acquisitions
Depreciation or amortization period	8 years
Shanghai Peidi and Shanghai Jingdepu | Student base
Purchase price allocation of acquisitions
Intangible assets	$ 865
Amortization period - intangible assets	4 years
Shanghai Peidi and Shanghai Jingdepu | Trademark
Purchase price allocation of acquisitions
Intangible assets	$ 305
Amortization period - intangible assets	5 years